Contents of Significant Accounts - Operating Revenues - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of additional information about revenue [Abstract]
Revenue that was included in contract liability balance at beginning of period	$ 3,112	$ 1,416
Transaction price allocated to unsatisfied performance obligations	223	167
Asset recognized from the cost to fulfill a contract with customer	$ 721	$ 612